Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	ADVANCE CAPITAL I INC
Central Index Key	0000813470
Amendment Flag	false
Document Creation Date	Apr 30, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	Apr 30, 2013

Retirement Income Fund
RETIREMENT INCOME FUND
Investment Objective:
Current income at a moderate level of risk.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Retirement Income Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retirement Income Fund	Retail Shares	Institutional Shares
Management fees	0.50%	0.50%
Distribution (12b-1) fees	0.25%	none
Other expenses	0.12%	0.12%
Total annual fund operating expenses	0.87%	0.62%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retirement Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Shares	89	278	482	1,073
Institutional Shares	63	199	346	774

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Retirement Income Fund invests in a broad range of fixed income investments, with at least 65% of its total assets invested in corporate or U.S. Government fixed income securities. Corporate fixed income securities may be investment grade or higher-yielding, below investment grade securities (so-called "junk bonds"). The advisor utilizes a comprehensive investment process prior to purchasing a security for the fund. Once a security passes the financial screening process, further due diligence is conducted by the portfolio managers. If an investment passes both the financial screens and fundamental research, it is a candidate for purchase. Regular reviews areconducted by the advisor of each security in the portfolio to determine financial strength, bond rating, marketability and other relevant financial due diligence items. In general, if aninvestment in the portfolio fails to meet minimum financial expectations or for strategic reasons, it may be sold.

The advisor may adjust the average maturity of the Fund's portfolio as well as the quality of bonds held, based on the interest rate outlook and current economic conditions. When interest rates are expected to rise and bond prices fall, the Fund may hold bonds with a shorter average maturity. When rates are expected to fall and bond prices rise, the Fund may hold bonds with a longer average maturity. Any adjustment in the maturity or quality of the holdings may cause an increase in portfolio turnover resulting in an increase in expenses.
Principal Risks of Investing in the Fund
Call and Prepayment Risk - Investment grade and high-yield bonds may contain prepayment or redemption (call) provisions which, if exercised during a period of declining interest rates, may require the Fund to reinvest in a lower- yielding security, resulting in a decreased return for investors. Also, mortgage-backed securities issued by U.S. Government agencies are subject to prepayment risk because the underlying mortgages are being repaid on a regular basis.

Credit Risk - There is the chance that the issuer of a bond will default on its promise to pay interest and/or principal at maturity. Credit ratings are an attempt to assess this risk. All things being equal, the lower a bond's credit rating, the higher the interest the bond must pay in order to attract investors and compensate them for taking additional risk.

High Yield Securities Risk - Issuers of high yield fixed-income securities (commonly referred to as "junk bonds") are not as strong financially as those companies issuing investment grade bonds. Junk bonds are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative. The value of debt securities may be affected by changing credit ratings.

Interest Rate Risk - Bond prices fluctuate due to changing interest rates. When interest rates rise, bond prices fall, and bond prices go up when interest rates fall. Bonds with longer maturities have greater interest rate risk than do bonds with shorter maturities.

Market Risk - Changing stock market conditions will affect the Fund's share price. The Retirement Income Fund should not be relied on for short-term needs. Returns from stocks held in the Fund will rise and fall with changes in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Investments in small and mid-size companies could be volatile and sensitive to steep share price declines in the event their earnings disappoint investors. Bond prices will fluctuate as interest rates and credit ratings change.

U.S. Government Agency Risk - Some U.S. Government agency securities, such as those of the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac") have only limited support from the agency's authority to borrow from the U.S. Government or the discretionary authority of the Treasury to purchase obligations of the issuing agency. Agencies with this limited credit support or no legally required support from the U.S. Government could default on their obligations or suffer reductions in their credit ratings.

Who Should Invest?
The Retirement Income Fund may be suitable for you if:
  You want to add a high risk fixed income fund to your current portfolio
  You have a long-term time horizon (at least five years)
  You are seeking current income rather than growth
  You have a high risk tolerance and can accept large price swings
Because of the several types of risks described in this prospectus, you could lose money!
Performance
The following information illustrates how the Retirement Income Fund's results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund's Retail Shares performance from year to year and by showing how the average annual returns for one, five, and ten years of the Fund compare with those of an appropriate broad-based securities market index. The Barclays Capital U.S. Corporate Index is a broad-based benchmark that measures the investment grade, fixed-rate, taxable, corporate bond market. It consists primarily of publicly-issued fixed-income investment grade securities issued by U.S. corporations in the industrial, utility and financial services sectors; you cannot invest directly in an index. Past performance (before and after taxes) should not be used to attempt to predict future performance. You may get updated performance information online at www.acfunds.com or by calling 800-345-4783.
Calendar Year Total Returns (%) as of 12/31 each year (Retail Shares)
Advance Capital I, Inc. Retirement Income Fund Annual Returns Before Taxes for Retail Shares
[CHART SHOWING ANNUAL RETURNS BEFORE TAXES 12/31 OF EACH YEAR 2003 - 2012]

The Retirement Income Fund's highest/lowest quarterly results for Retail Shares during this time period were: Highest: +7.94% 3rd quarter 2009 Lowest: -7.39% 3rd quarter 2008
Average Annual Total Returns (%) For the Periods Ended December 31, 2012
Average Annual Total Returns Retirement Income Fund	1 Year	5 Years	10 Years
Retail Shares	6.21%	3.89%	4.54%
Retail Shares After taxes on distributions	4.90%	2.14%	2.74%
Retail Shares After taxes on distributions and sale of fund shares	4.02%	2.26%	2.84%
Institutional Shares	6.47%	4.15%
Barclays Capital U.S. Corporate Index (reflects no deductions for fees, expenses or taxes)	9.82%	7.87%	6.33%
Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	4.21%	5.95%	5.18%

The Barclays Aggregate Bond Index was added to the performance table to indicate the return of the broader bond market. The Index includes such sectors as corporte bonds, U.S. treasury bonds, U.S. agency bonds and government mortgages.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After tax returns are shown only for Retail Shares, and will vary for Institutional Shares. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCE CAPITAL I INC
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RETIREMENT INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Current income at a moderate level of risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Retirement Income Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Retirement Income Fund invests in a broad range of fixed income investments, with at least 65% of its total assets invested in corporate or U.S. Government fixed income securities. Corporate fixed income securities may be investment grade or higher-yielding, below investment grade securities (so-called "junk bonds"). The advisor utilizes a comprehensive investment process prior to purchasing a security for the fund. Once a security passes the financial screening process, further due diligence is conducted by the portfolio managers. If an investment passes both the financial screens and fundamental research, it is a candidate for purchase. Regular reviews areconducted by the advisor of each security in the portfolio to determine financial strength, bond rating, marketability and other relevant financial due diligence items. In general, if aninvestment in the portfolio fails to meet minimum financial expectations or for strategic reasons, it may be sold.

		The advisor may adjust the average maturity of the Fund's portfolio as well as the quality of bonds held, based on the interest rate outlook and current economic conditions. When interest rates are expected to rise and bond prices fall, the Fund may hold bonds with a shorter average maturity. When rates are expected to fall and bond prices rise, the Fund may hold bonds with a longer average maturity. Any adjustment in the maturity or quality of the holdings may cause an increase in portfolio turnover resulting in an increase in expenses.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Call and Prepayment Risk - Investment grade and high-yield bonds may contain prepayment or redemption (call) provisions which, if exercised during a period of declining interest rates, may require the Fund to reinvest in a lower- yielding security, resulting in a decreased return for investors. Also, mortgage-backed securities issued by U.S. Government agencies are subject to prepayment risk because the underlying mortgages are being repaid on a regular basis.

Credit Risk - There is the chance that the issuer of a bond will default on its promise to pay interest and/or principal at maturity. Credit ratings are an attempt to assess this risk. All things being equal, the lower a bond's credit rating, the higher the interest the bond must pay in order to attract investors and compensate them for taking additional risk.

High Yield Securities Risk - Issuers of high yield fixed-income securities (commonly referred to as "junk bonds") are not as strong financially as those companies issuing investment grade bonds. Junk bonds are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative. The value of debt securities may be affected by changing credit ratings.

Interest Rate Risk - Bond prices fluctuate due to changing interest rates. When interest rates rise, bond prices fall, and bond prices go up when interest rates fall. Bonds with longer maturities have greater interest rate risk than do bonds with shorter maturities.

Market Risk - Changing stock market conditions will affect the Fund's share price. The Retirement Income Fund should not be relied on for short-term needs. Returns from stocks held in the Fund will rise and fall with changes in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Investments in small and mid-size companies could be volatile and sensitive to steep share price declines in the event their earnings disappoint investors. Bond prices will fluctuate as interest rates and credit ratings change.

U.S. Government Agency Risk - Some U.S. Government agency securities, such as those of the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac") have only limited support from the agency's authority to borrow from the U.S. Government or the discretionary authority of the Treasury to purchase obligations of the issuing agency. Agencies with this limited credit support or no legally required support from the U.S. Government could default on their obligations or suffer reductions in their credit ratings.

Who Should Invest?
The Retirement Income Fund may be suitable for you if:
  You want to add a high risk fixed income fund to your current portfolio
  You have a long-term time horizon (at least five years)
  You are seeking current income rather than growth
  You have a high risk tolerance and can accept large price swings
		Because of the several types of risks described in this prospectus, you could lose money!
Risk Lose Money [Text]	rr_RiskLoseMoney	Because of the several types of risks described in this prospectus, you could lose money!
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates how the Retirement Income Fund's results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund's Retail Shares performance from year to year and by showing how the average annual returns for one, five, and ten years of the Fund compare with those of an appropriate broad-based securities market index. The Barclays Capital U.S. Corporate Index is a broad-based benchmark that measures the investment grade, fixed-rate, taxable, corporate bond market. It consists primarily of publicly-issued fixed-income investment grade securities issued by U.S. corporations in the industrial, utility and financial services sectors; you cannot invest directly in an index. Past performance (before and after taxes) should not be used to attempt to predict future performance. You may get updated performance information online at www.acfunds.com or by calling 800-345-4783.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates how the Retirement Income Fund's results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund's Retail Shares performance from year to year and by showing how the average annual returns for one, five, and ten years of the Fund compare with those of an appropriate broad-based securities market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Barclays Aggregate Bond Index was added to the performance table to indicate the return of the broader bond market. The Index includes such sectors as corporte bonds, U.S. treasury bonds, U.S. agency bonds and government mortgages.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-345-4783
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.acfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) should not be used to attempt to predict future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Retail Shares)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Advance Capital I, Inc. Retirement Income Fund Annual Returns Before Taxes for Retail Shares
Annual Return Caption [Text]	rr_AnnualReturnCaption	[CHART SHOWING ANNUAL RETURNS BEFORE TAXES 12/31 OF EACH YEAR 2003 - 2012]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Retirement Income Fund's highest/lowest quarterly results for Retail Shares during this time period were: Highest: +7.94% 3rd quarter 2009 Lowest: -7.39% 3rd quarter 2008
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (%) For the Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown only for Retail Shares, and will vary for Institutional Shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Barclays Aggregate Bond Index was added to the performance table to indicate the return of the broader bond market. The Index includes such sectors as corporte bonds, U.S. treasury bonds, U.S. agency bonds and government mortgages.

		After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After tax returns are shown only for Retail Shares, and will vary for Institutional Shares. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.
Retirement Income Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	1,073
2003	rr_AnnualReturn2003	9.75%
2004	rr_AnnualReturn2004	6.78%
2005	rr_AnnualReturn2005	2.28%
2006	rr_AnnualReturn2006	3.97%
2007	rr_AnnualReturn2007	3.33%
2008	rr_AnnualReturn2008	(16.03%)
2009	rr_AnnualReturn2009	17.13%
2010	rr_AnnualReturn2010	8.31%
2011	rr_AnnualReturn2011	6.97%
2012	rr_AnnualReturn2012	6.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.39%)
1 Year	rr_AverageAnnualReturnYear01	6.21%
5 Years	rr_AverageAnnualReturnYear05	3.89%
10 Years	rr_AverageAnnualReturnYear10	4.54%
Retirement Income Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.62%
1 Year	rr_ExpenseExampleYear01	63
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	774
1 Year	rr_AverageAnnualReturnYear01	6.47%
5 Years	rr_AverageAnnualReturnYear05	4.15%
10 Years	rr_AverageAnnualReturnYear10
Retirement Income Fund | After taxes on distributions | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.90%
5 Years	rr_AverageAnnualReturnYear05	2.14%
10 Years	rr_AverageAnnualReturnYear10	2.74%
Retirement Income Fund | After taxes on distributions and sale of fund shares | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.02%
5 Years	rr_AverageAnnualReturnYear05	2.26%
10 Years	rr_AverageAnnualReturnYear10	2.84%
Retirement Income Fund | Barclays Capital U.S. Corporate Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.82%
5 Years	rr_AverageAnnualReturnYear05	7.87%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Retirement Income Fund | Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%

Balanced Fund
BALANCED FUND
Investment Objective:
Capital growth, current income and preservation of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Balanced Fund	Retail Shares	Institutional Shares
Management fees	0.70%	0.70%
Distribution (12b-1) fees	0.25%	none
Other expenses	0.12%	0.12%
Total annual fund operating expenses	1.07%	0.82%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Balanced Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Shares	109	340	590	1,306
Institutional Shares	84	262	455	1,014

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Balanced Fund invests in a mixed portfolio of common stocks and investment grade bonds, and normally invests approximately 60% of its total assets in common stocks and 40% in fixed income securities. The Fund may hold a limited amount of cash to be used for redemptions. Under normal circumstances, equity securities will represent at least 25% of total assets. Fixed income securities may represent as much as 75%, but not less than 25% of total assets. The Fund invests in stocks of companies that are considered to have good growth potential, regardless of the size of the company. If a bond held in the Fund is downgraded to below investment grade, the Fund may continue to hold it until the advisor deems it advantageous to sell.

The advisor employs a "bottom-up" fundamental research process for stock selection. The portfolio manager evaluates a company's business strategy, competitive advantage and financial factors. The investment process utilizes quantitative screens which focus on valuation metrics to help control risk. Those investments that pass the screens are candidates for investment. The Balanced Fund may sell securities for a variety of reasons, such as to effect a change in asset allocation, secure gains, limit losses, or redeploy assets into more promising opportunities. When considering whether or not to sell investments, for stocks in the Fund the portfolio manager considers the potential impact of management changes, strategic marketing opportunities and competition on both the large-cap value and small-cap growth stocks in the Fund and whether a security's price is overvalued compared to future earnings growth. For bonds, the portfolio managers also consider the likely impact of rising or falling interest rates and whether there have been any other fundamental changes in the current or prospective financial structure or operations of the company.
Principal Risks of Investing in the Fund
Call and Prepayment Risk - Investment grade and high-yield bonds may contain prepayment or redemption (call) provisions which, if exercised during a period of declining interest rates, may require the Fund to reinvest in a lower-yielding security, resulting in a decreased return for investors. Also, mortgage-backed securities issued by U.S. Government agencies are subject to prepayment risk because the underlying mortgages are being repaid on a regular basis.

Credit Risk - There is the chance that the issuer of a bond will default on its promise to pay interest and/or principal at maturity. Credit ratings are an attempt to assess this risk. All things being equal, the lower a bond's credit rating, the higher the interest the bond must pay in order to attract investors and compensate them for taking additional risk.

Foreign Market Risk - To the extent the Fund invests in foreign stocks and bonds, it is also subject to the special risks associated with such investments whether denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, less liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies.

Interest Rate Risk - Bond prices fluctuate due to changing interest rates. When interest rates rise, bond prices fall, and bond prices go up when interest rates fall. Bonds with longer maturities have greater interest rate risk than do bonds with shorter maturities.

Market Risk - Changing stock market conditions will affect the Fund's share price. The Balanced Fund should not be relied on for short-term needs. Returns from stocks held in the Fund will rise and fall with changes in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Investments in small and mid-size companies could be volatile and sensitive to steep share price declines in the event their earnings disappoint investors. Bond prices will fluctuate as interest rates and credit ratings change.

U.S. Government Agency Risk - Some U.S. Government agency securities, such as those of the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac") have only limited support from the agency's authority to borrow from the U.S. Government or the discretionary authority of the Treasury to purchase obligations of the issuing agency. Agencies with this limited credit support or no legally required support from the U.S. Government could default on their obligations or suffer reductions in their credit ratings.

Who Should Invest?
The Balanced Fund may be suitable for you if:
  You want to add a balanced fund to your existing portfolio,
  You are looking for a moderate level of growth and a moderate level of income,
  You have a long-term time horizon (at least 5 years), and
  You can tolerate the ups and downs of movement in the stock and bond markets
Because of the several types of risks described in this prospectus, you could lose money!
Performance
The following information illustrates how the Balanced Fund's results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund's Retail Shares performance from year to year and by showing how the average annual returns for one, five, and ten years of the Fund compare with those of an appropriate broad-based securities market index. The Lipper Balanced Index consists of the 30 largest mutual funds whose primary investment objective is to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds; you cannot invest directly in an index. Past performance (before and after taxes) should not be used to attempt to predict future performance. You may get updated performance information online at www.acfunds.com or by calling 800-345-4783.
Calendar Year Total Returns (%) as of 12/31 each year (Retail Shares)
Advance Capital I, Inc. Balanced Fund Annual Returns Before Taxes for Retail Shares
[CHART SHOWING ANNUAL RETURNS BEFORE TAXES 12/31 OF EACH YEAR 2003 - 2012]

The Balanced Fund's highest/lowest quarterly results for Retail Shares during this time period were: Highest: +11.61% 2nd quarter 2003 Lowest: -14.78% 4th quarter 2008
Average Annual Total Returns (%) For the Periods Ended December 31, 2012
Average Annual Total Returns Balanced Fund	1 Year	5 Years	10 Years
Retail Shares	10.09%	1.64%	5.64%
Retail Shares After taxes on distributions	9.39%	0.95%	4.58%
Retail Shares After taxes on distributions and sale of fund shares	6.55%	1.00%	4.49%
Institutional Shares	10.45%	1.86%
Lipper Balanced Index (reflects no deductions for fees, expenses or taxes)	11.94%	2.82%	6.51%

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After tax returns are shown only for Retail Shares, and will vary for Institutional Shares. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCE CAPITAL I INC
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BALANCED FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital growth, current income and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Balanced Fund invests in a mixed portfolio of common stocks and investment grade bonds, and normally invests approximately 60% of its total assets in common stocks and 40% in fixed income securities. The Fund may hold a limited amount of cash to be used for redemptions. Under normal circumstances, equity securities will represent at least 25% of total assets. Fixed income securities may represent as much as 75%, but not less than 25% of total assets. The Fund invests in stocks of companies that are considered to have good growth potential, regardless of the size of the company. If a bond held in the Fund is downgraded to below investment grade, the Fund may continue to hold it until the advisor deems it advantageous to sell.

		The advisor employs a "bottom-up" fundamental research process for stock selection. The portfolio manager evaluates a company's business strategy, competitive advantage and financial factors. The investment process utilizes quantitative screens which focus on valuation metrics to help control risk. Those investments that pass the screens are candidates for investment. The Balanced Fund may sell securities for a variety of reasons, such as to effect a change in asset allocation, secure gains, limit losses, or redeploy assets into more promising opportunities. When considering whether or not to sell investments, for stocks in the Fund the portfolio manager considers the potential impact of management changes, strategic marketing opportunities and competition on both the large-cap value and small-cap growth stocks in the Fund and whether a security's price is overvalued compared to future earnings growth. For bonds, the portfolio managers also consider the likely impact of rising or falling interest rates and whether there have been any other fundamental changes in the current or prospective financial structure or operations of the company.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Call and Prepayment Risk - Investment grade and high-yield bonds may contain prepayment or redemption (call) provisions which, if exercised during a period of declining interest rates, may require the Fund to reinvest in a lower-yielding security, resulting in a decreased return for investors. Also, mortgage-backed securities issued by U.S. Government agencies are subject to prepayment risk because the underlying mortgages are being repaid on a regular basis.

Credit Risk - There is the chance that the issuer of a bond will default on its promise to pay interest and/or principal at maturity. Credit ratings are an attempt to assess this risk. All things being equal, the lower a bond's credit rating, the higher the interest the bond must pay in order to attract investors and compensate them for taking additional risk.

Foreign Market Risk - To the extent the Fund invests in foreign stocks and bonds, it is also subject to the special risks associated with such investments whether denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, less liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies.

Interest Rate Risk - Bond prices fluctuate due to changing interest rates. When interest rates rise, bond prices fall, and bond prices go up when interest rates fall. Bonds with longer maturities have greater interest rate risk than do bonds with shorter maturities.

Market Risk - Changing stock market conditions will affect the Fund's share price. The Balanced Fund should not be relied on for short-term needs. Returns from stocks held in the Fund will rise and fall with changes in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Investments in small and mid-size companies could be volatile and sensitive to steep share price declines in the event their earnings disappoint investors. Bond prices will fluctuate as interest rates and credit ratings change.

U.S. Government Agency Risk - Some U.S. Government agency securities, such as those of the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac") have only limited support from the agency's authority to borrow from the U.S. Government or the discretionary authority of the Treasury to purchase obligations of the issuing agency. Agencies with this limited credit support or no legally required support from the U.S. Government could default on their obligations or suffer reductions in their credit ratings.

Who Should Invest?
The Balanced Fund may be suitable for you if:
  You want to add a balanced fund to your existing portfolio,
  You are looking for a moderate level of growth and a moderate level of income,
  You have a long-term time horizon (at least 5 years), and
  You can tolerate the ups and downs of movement in the stock and bond markets
		Because of the several types of risks described in this prospectus, you could lose money!
Risk Lose Money [Text]	rr_RiskLoseMoney	Because of the several types of risks described in this prospectus, you could lose money!
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates how the Balanced Fund's results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund's Retail Shares performance from year to year and by showing how the average annual returns for one, five, and ten years of the Fund compare with those of an appropriate broad-based securities market index. The Lipper Balanced Index consists of the 30 largest mutual funds whose primary investment objective is to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds; you cannot invest directly in an index. Past performance (before and after taxes) should not be used to attempt to predict future performance. You may get updated performance information online at www.acfunds.com or by calling 800-345-4783.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates how the Balanced Fund's results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund's Retail Shares performance from year to year and by showing how the average annual returns for one, five, and ten years of the Fund compare with those of an appropriate broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-345-4783
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.acfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) should not be used to attempt to predict future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Retail Shares)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Advance Capital I, Inc. Balanced Fund Annual Returns Before Taxes for Retail Shares
Annual Return Caption [Text]	rr_AnnualReturnCaption	[CHART SHOWING ANNUAL RETURNS BEFORE TAXES 12/31 OF EACH YEAR 2003 - 2012]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Balanced Fund's highest/lowest quarterly results for Retail Shares during this time period were: Highest: +11.61% 2nd quarter 2003 Lowest: -14.78% 4th quarter 2008
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (%) For the Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown only for Retail Shares, and will vary for Institutional Shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After tax returns are shown only for Retail Shares, and will vary for Institutional Shares. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.
Balanced Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	1,306
2003	rr_AnnualReturn2003	19.96%
2004	rr_AnnualReturn2004	9.05%
2005	rr_AnnualReturn2005	4.79%
2006	rr_AnnualReturn2006	9.91%
2007	rr_AnnualReturn2007	6.00%
2008	rr_AnnualReturn2008	(31.33%)
2009	rr_AnnualReturn2009	22.79%
2010	rr_AnnualReturn2010	15.19%
2011	rr_AnnualReturn2011	1.46%
2012	rr_AnnualReturn2012	10.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.78%)
1 Year	rr_AverageAnnualReturnYear01	10.09%
5 Years	rr_AverageAnnualReturnYear05	1.64%
10 Years	rr_AverageAnnualReturnYear10	5.64%
Balanced Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	1,014
1 Year	rr_AverageAnnualReturnYear01	10.45%
5 Years	rr_AverageAnnualReturnYear05	1.86%
10 Years	rr_AverageAnnualReturnYear10
Balanced Fund | After taxes on distributions | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.39%
5 Years	rr_AverageAnnualReturnYear05	0.95%
10 Years	rr_AverageAnnualReturnYear10	4.58%
Balanced Fund | After taxes on distributions and sale of fund shares | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.55%
5 Years	rr_AverageAnnualReturnYear05	1.00%
10 Years	rr_AverageAnnualReturnYear10	4.49%
Balanced Fund | Lipper Balanced Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.94%
5 Years	rr_AverageAnnualReturnYear05	2.82%
10 Years	rr_AverageAnnualReturnYear10	6.51%

Equity Growth Fund
EQUITY GROWTH FUND
Investment Objective:
Long-term growth of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Equity Growth Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Equity Growth Fund	Retail Shares	Institutional Shares
Management fees	0.70%	0.70%
Distribution (12b-1) fees	0.25%	none
Other expenses	0.14%	0.14%
Total annual fund operating expenses	1.09%	0.84%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Equity Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Shares	111	347	601	1,329
Institutional Shares	86	268	466	1,037

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Equity Growth Fund invests, under normal circumstances, at least 80% of its assets in equity securities of a diversified group of small and medium-sized growth companies. Medium-sized companies are considered to have market capitalization between about $2 billion and $15 billion. Small companies are considered to be those that have market capitalizations of less than the lower end of this range. The Fund has the flexibility to purchase some larger companies. The portfolio manager looks for medium-sized companies with above-average earnings growth rates. The Fund seeks to lower its risk profile by investing in a broadly diversified portfolio of companies with proven business models at reasonable valuations. The Fund may also invest in other types of securities if they offer better returns with less risk than common stocks alone. These securities include foreign securities, preferred stocks, obligations issued and guaranteed by the U.S. Government, stock index futures, money market instruments, repurchase agreements and convertible debt securities.

The advisor employs a "bottom-up" fundamental research process for stock selection. The portfolio manager evaluates a company's business strategy, competitive advantage and financial factors. The investment process utilizes quantitative screens which focus on valuation metrics to help control risk. Those investments that pass the screens are candidates for investment. The portfolio manager may sell a stock for various reasons, including deterioration in valuation, a change in fundamental assessment or weakened financial strength.
Principal Risks of Investing in the Fund
Foreign Market Risk - To the extent the Fund invests in foreign stocks, it is also subject to the special risks associated with such investments whether denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, less liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies.

Growth Stocks - Growth stocks can be volatile for several reasons. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. In general, stocks with growth characteristics can have relatively wide price swings as a result of the high valuations they may carry.

Market Risk - Changing stock market conditions will affect the Fund's share price. The Equity Growth Fund should not be relied on for short-term needs. Returns from stocks held in the Fund will rise and fall with changes in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Investments in small and mid-size companies could be volatile and sensitive to steep share price declines in the event their earnings disappoint investors.

Small and Medium-sized Companies - Small and medium-sized companies involve greater risks and may lack depth of management, may be unable to generate funds necessary for growth or potential development, or may be developing or marketing new products or services for which markets are not yet established and may never become established. Small and medium-sized companies tend to trade less frequently and are more sensitive to market changes than the market in general. In addition, these companies may become subject to intense competition from larger or more established companies. Finally, smaller growth stocks can have steep price declines if their earnings disappoint investors. Since the Fund will be significantly invested in this market sector, investors will be exposed to its volatility.

Who Should Invest?
The Equity Growth Fund may be suitable for you if:
  You want to add a growth fund to your existing portfolio
  You have a long-term time horizon (at least 5 years)
  You want to focus on smaller-company stocks
  You do not need, or are not concerned with, dividend income
  You have a high tolerance for risk and can handle large price swings
Because of the several types of risk described in this prospectus, you could lose money!
Performance
The following information illustrates how the Equity Growth Fund's results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund's Retail Shares performance from year to year and by showing how the average annual returns for one, five, and ten years of the Fund compare with those of an appropriate broad-based securities market index. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values; you cannot invest directly in an index. Past performance (before and after taxes) should not be used to attempt to predict future performance. You may get updated performance information online at www.acfunds.com or by calling 800-345-4783.
Calendar Year Total Returns (%) as of 12/31 each year (Retail Shares)
Advance Capital I, Inc. Equity Growth Fund Annual Returns Before Taxes for Retail Shares
[CHART SHOWING ANNUAL RETURNS BEFORE TAXES 12/31 OF EACH YEAR 2003 - 2012]

The Equity Growth Fund's highest/lowest quarterly results for Retail Shares during this time were: Highest: +19.22% 2nd quarter 2009 Lowest: -25.95% 4th quarter 2008
Average Annual Total Returns (%) For the Periods Ended December 31, 2012
Average Annual Total Returns Equity Growth Fund	1 Year	5 Years	10 Years
Retail Shares	14.20%	1.45%	8.51%
Retail Shares After taxes on distributions	14.13%	1.42%	7.75%
Retail Shares After taxes on distributions and sale of fund shares	9.23%	1.22%	7.39%
Institutional Shares	14.58%	1.56%
Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)	15.81%	3.19%	10.26%
Lipper Mid-Cap Growth Index (reflects no deductions for fees, expenses or taxes)	13.37%	1.49%	9.40%

The Lipper Mid-Cap Growth Index was added to the performance table to indicate the return of comparable funds in the Lipper category. This index reflects the general style classification of the Equity Growth Fund.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After tax returns are shown only for Retail Shares, and will vary for Institutional Shares. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCE CAPITAL I INC
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Equity Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EQUITY GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Equity Growth Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Equity Growth Fund invests, under normal circumstances, at least 80% of its assets in equity securities of a diversified group of small and medium-sized growth companies. Medium-sized companies are considered to have market capitalization between about $2 billion and $15 billion. Small companies are considered to be those that have market capitalizations of less than the lower end of this range. The Fund has the flexibility to purchase some larger companies. The portfolio manager looks for medium-sized companies with above-average earnings growth rates. The Fund seeks to lower its risk profile by investing in a broadly diversified portfolio of companies with proven business models at reasonable valuations. The Fund may also invest in other types of securities if they offer better returns with less risk than common stocks alone. These securities include foreign securities, preferred stocks, obligations issued and guaranteed by the U.S. Government, stock index futures, money market instruments, repurchase agreements and convertible debt securities.

		The advisor employs a "bottom-up" fundamental research process for stock selection. The portfolio manager evaluates a company's business strategy, competitive advantage and financial factors. The investment process utilizes quantitative screens which focus on valuation metrics to help control risk. Those investments that pass the screens are candidates for investment. The portfolio manager may sell a stock for various reasons, including deterioration in valuation, a change in fundamental assessment or weakened financial strength.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Foreign Market Risk - To the extent the Fund invests in foreign stocks, it is also subject to the special risks associated with such investments whether denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, less liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies.

Growth Stocks - Growth stocks can be volatile for several reasons. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. In general, stocks with growth characteristics can have relatively wide price swings as a result of the high valuations they may carry.

Market Risk - Changing stock market conditions will affect the Fund's share price. The Equity Growth Fund should not be relied on for short-term needs. Returns from stocks held in the Fund will rise and fall with changes in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Investments in small and mid-size companies could be volatile and sensitive to steep share price declines in the event their earnings disappoint investors.

Small and Medium-sized Companies - Small and medium-sized companies involve greater risks and may lack depth of management, may be unable to generate funds necessary for growth or potential development, or may be developing or marketing new products or services for which markets are not yet established and may never become established. Small and medium-sized companies tend to trade less frequently and are more sensitive to market changes than the market in general. In addition, these companies may become subject to intense competition from larger or more established companies. Finally, smaller growth stocks can have steep price declines if their earnings disappoint investors. Since the Fund will be significantly invested in this market sector, investors will be exposed to its volatility.

Who Should Invest?
The Equity Growth Fund may be suitable for you if:
  You want to add a growth fund to your existing portfolio
  You have a long-term time horizon (at least 5 years)
  You want to focus on smaller-company stocks
  You do not need, or are not concerned with, dividend income
  You have a high tolerance for risk and can handle large price swings
		Because of the several types of risk described in this prospectus, you could lose money!
Risk Lose Money [Text]	rr_RiskLoseMoney	Because of the several types of risk described in this prospectus, you could lose money!
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates how the Equity Growth Fund's results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund's Retail Shares performance from year to year and by showing how the average annual returns for one, five, and ten years of the Fund compare with those of an appropriate broad-based securities market index. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values; you cannot invest directly in an index. Past performance (before and after taxes) should not be used to attempt to predict future performance. You may get updated performance information online at www.acfunds.com or by calling 800-345-4783.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates how the Equity Growth Fund's results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund's Retail Shares performance from year to year and by showing how the average annual returns for one, five, and ten years of the Fund compare with those of an appropriate broad-based securities market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Lipper Mid-Cap Growth Index was added to the performance table to indicate the return of comparable funds in the Lipper category. This index reflects the general style classification of the Equity Growth Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-345-4783
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.acfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) should not be used to attempt to predict future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Retail Shares)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Advance Capital I, Inc. Equity Growth Fund Annual Returns Before Taxes for Retail Shares
Annual Return Caption [Text]	rr_AnnualReturnCaption	[CHART SHOWING ANNUAL RETURNS BEFORE TAXES 12/31 OF EACH YEAR 2003 - 2012]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Equity Growth Fund's highest/lowest quarterly results for Retail Shares during this time were: Highest: +19.22% 2nd quarter 2009 Lowest: -25.95% 4th quarter 2008
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (%) For the Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown only for Retail Shares, and will vary for Institutional Shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Lipper Mid-Cap Growth Index was added to the performance table to indicate the return of comparable funds in the Lipper category. This index reflects the general style classification of the Equity Growth Fund.

		After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After tax returns are shown only for Retail Shares, and will vary for Institutional Shares. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.
Equity Growth Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
2003	rr_AnnualReturn2003	36.60%
2004	rr_AnnualReturn2004	14.45%
2005	rr_AnnualReturn2005	9.94%
2006	rr_AnnualReturn2006	9.39%
2007	rr_AnnualReturn2007	12.05%
2008	rr_AnnualReturn2008	(46.53%)
2009	rr_AnnualReturn2009	44.14%
2010	rr_AnnualReturn2010	27.49%
2011	rr_AnnualReturn2011	(4.24%)
2012	rr_AnnualReturn2012	14.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.95%)
1 Year	rr_AverageAnnualReturnYear01	14.20%
5 Years	rr_AverageAnnualReturnYear05	1.45%
10 Years	rr_AverageAnnualReturnYear10	8.51%
Equity Growth Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
1 Year	rr_AverageAnnualReturnYear01	14.58%
5 Years	rr_AverageAnnualReturnYear05	1.56%
10 Years	rr_AverageAnnualReturnYear10
Equity Growth Fund | After taxes on distributions | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.13%
5 Years	rr_AverageAnnualReturnYear05	1.42%
10 Years	rr_AverageAnnualReturnYear10	7.75%
Equity Growth Fund | After taxes on distributions and sale of fund shares | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.23%
5 Years	rr_AverageAnnualReturnYear05	1.22%
10 Years	rr_AverageAnnualReturnYear10	7.39%
Equity Growth Fund | Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.81%
5 Years	rr_AverageAnnualReturnYear05	3.19%
10 Years	rr_AverageAnnualReturnYear10	10.26%
Equity Growth Fund | Lipper Mid-Cap Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.37%
5 Years	rr_AverageAnnualReturnYear05	1.49%
10 Years	rr_AverageAnnualReturnYear10	9.40%

Core Equity Fund
CORE EQUITY FUND
Investment Objective:
Long-term growth of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Core Equity Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Core Equity Fund	Retail Shares	Institutional Shares
Management fees	0.80%	0.80%
Distribution (12b-1) fees	0.25%	none
Other expenses	0.36%	0.36%
Total annual fund operating expenses	1.41%	1.16%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Core Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Shares	144	446	771	1,691
Institutional Shares	118	368	638	1,409

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Core Equity Fund strives to reach its investment objective under normal market and economic conditions by investing, under normal circumstances, at least 80% of net assets in the equity securities of a diversified group of large company stocks with a market capitalization of more than $4.5 billion at the time of purchase. These companies may be headquartered in the U.S. or in foreign countries. Generally, the Fund will invest in 75 to 125 stocks at any given time.

The advisor follows a "bottom-up" investment analysis process where it first screens attractive stock candidates using a quantitative multi-factor model analyzing a universe of domestic companies with a market capitalization over $4.5 billion. These factors include: earnings quality, debt-to-capital, valuation and dividend yield on both an absolute and relative basis. Stocks that meet these quantitative model requirements are then analyzed on a rigorous fundamental basis. This qualitative analysis involves a review of a company's profitability, cash flow, capital spending and balance sheet trends as well as their products, competitive position, business practices and management. At this time price targets are established for both an initial purchase and ultimate sale of each security. These targets are periodically adjusted based on changes within the company and overall market. The last piece of the selection process is portfolio construction. The portfolio managers determine the weight of each security in the portfolio the relative sector weight compared to the benchmark.

As a security nears its price target, the advisor generally scales out of a holding by reducing the size of the position on a gradual basis. The most common reason for a sale is that our process has identified a superior risk/reward opportunity for the portfolio. If a security has deteriorating fundamentals, or has rapidly reached our price target the entire position is usually sold. The portfolio managers do not employ strategies that limit losses or cap potential gains but any significant price movement will prompt a review of the security and the rationale for owning it.
Principal Risks of Investing in the Fund
Value Stocks - Investments in value stocks involve investing in stocks that are undervalued by measures such as price-to-book ratio and price-to-earnings ratio. Many value stocks pay a dividend and are fairly mature companies and in established markets. Investors typically invest in value stocks for their upside potential and consistent dividend payout. Some risks of investing in value stocks include a declining business model, more nimble and smaller competitors, and falling dividends. In general, value stocks have less price swings than growth stocks and could underperform in rising markets. The advisor's assessment of a stock's value may never be fully recognized or realized by the market. A stock judged to be undervalued may actually be appropriately priced or its price may fail to meet the advisor's expectations.

Growth Stocks - Growth stocks can be volatile for several reasons. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. In general, stocks with growth characteristics can have relatively wide price swings as a result of the high valuations they may carry.

Market Risk - Changing stock market conditions will affect the Fund's share price. The Core Equity Fund should not be relied on for short-term needs. Returns from stocks held in the Fund will rise and fall with changes in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Who Should Invest?
The Core Equity Fund may be suitable for you if:
  You want to add a growth fund to your existing portfolio
  You have a long-term time horizon (at least 5 years)
  You want to focus on larger-company stocks
  You do not need, or are not concerned with, dividend income
  You have a high tolerance for risk and can handle large price swings
Because of the several types of risk described in this prospectus, you could lose money!
Performance
The following information illustrates how the Core Equity Fund's results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund's Retail Shares performance from year to year and by showing how the average annual returns for one and five years of the Fund compare with those of an appropriate broad-based securities market index. The S&P 500 Index is a capitalization-weighted index of 500 stocks representing all major industries that is designed to measure the performance of the broad domestic economy; you cannot invest directly in an index. Past performance (before and after taxes) should not be used to attempt to predict future performance. You may get updated performance information online at www.acfunds.com or by calling 800-345-4783.
Calendar Year Total Returns (%) as of 12/31 each year (Retail Shares)
Advance Capital I, Inc. Core Equity Fund Annual Returns Before Taxes for Retail Shares
[CHART SHOWING ANNUAL RETURNS BEFORE TAXES 12/31 OF EACH YEAR 2008 - 2012]

The Core Equity Fund's highest/lowest quarterly results for Retail Shares during this time were: Highest: +15.09% 3rd quarter 2009 Lowest: -24.28% 4th quarter 2008
Average Annual Total Returns (%) For the Periods Ended December 31, 2012
Average Annual Total Returns Core Equity Fund	1 Year	5 Years
Retail Shares	13.31%	2.00%
Retail Shares After taxes on distributions	13.04%	1.85%
Retail Shares After taxes on distributions and sale of fund shares	8.65%	1.64%
Institutional Shares	13.47%	2.33%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	15.99%	1.95%

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After tax returns are shown only for Retail Shares, and will vary for Institutional Shares. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCE CAPITAL I INC
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CORE EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Core Equity Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Core Equity Fund strives to reach its investment objective under normal market and economic conditions by investing, under normal circumstances, at least 80% of net assets in the equity securities of a diversified group of large company stocks with a market capitalization of more than $4.5 billion at the time of purchase. These companies may be headquartered in the U.S. or in foreign countries. Generally, the Fund will invest in 75 to 125 stocks at any given time.

The advisor follows a "bottom-up" investment analysis process where it first screens attractive stock candidates using a quantitative multi-factor model analyzing a universe of domestic companies with a market capitalization over $4.5 billion. These factors include: earnings quality, debt-to-capital, valuation and dividend yield on both an absolute and relative basis. Stocks that meet these quantitative model requirements are then analyzed on a rigorous fundamental basis. This qualitative analysis involves a review of a company's profitability, cash flow, capital spending and balance sheet trends as well as their products, competitive position, business practices and management. At this time price targets are established for both an initial purchase and ultimate sale of each security. These targets are periodically adjusted based on changes within the company and overall market. The last piece of the selection process is portfolio construction. The portfolio managers determine the weight of each security in the portfolio the relative sector weight compared to the benchmark.

		As a security nears its price target, the advisor generally scales out of a holding by reducing the size of the position on a gradual basis. The most common reason for a sale is that our process has identified a superior risk/reward opportunity for the portfolio. If a security has deteriorating fundamentals, or has rapidly reached our price target the entire position is usually sold. The portfolio managers do not employ strategies that limit losses or cap potential gains but any significant price movement will prompt a review of the security and the rationale for owning it.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Value Stocks - Investments in value stocks involve investing in stocks that are undervalued by measures such as price-to-book ratio and price-to-earnings ratio. Many value stocks pay a dividend and are fairly mature companies and in established markets. Investors typically invest in value stocks for their upside potential and consistent dividend payout. Some risks of investing in value stocks include a declining business model, more nimble and smaller competitors, and falling dividends. In general, value stocks have less price swings than growth stocks and could underperform in rising markets. The advisor's assessment of a stock's value may never be fully recognized or realized by the market. A stock judged to be undervalued may actually be appropriately priced or its price may fail to meet the advisor's expectations.

Growth Stocks - Growth stocks can be volatile for several reasons. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. In general, stocks with growth characteristics can have relatively wide price swings as a result of the high valuations they may carry.

Market Risk - Changing stock market conditions will affect the Fund's share price. The Core Equity Fund should not be relied on for short-term needs. Returns from stocks held in the Fund will rise and fall with changes in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Who Should Invest?
The Core Equity Fund may be suitable for you if:
  You want to add a growth fund to your existing portfolio
  You have a long-term time horizon (at least 5 years)
  You want to focus on larger-company stocks
  You do not need, or are not concerned with, dividend income
  You have a high tolerance for risk and can handle large price swings
		Because of the several types of risk described in this prospectus, you could lose money!
Risk Lose Money [Text]	rr_RiskLoseMoney	Because of the several types of risk described in this prospectus, you could lose money!
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates how the Core Equity Fund's results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund's Retail Shares performance from year to year and by showing how the average annual returns for one and five years of the Fund compare with those of an appropriate broad-based securities market index. The S&P 500 Index is a capitalization-weighted index of 500 stocks representing all major industries that is designed to measure the performance of the broad domestic economy; you cannot invest directly in an index. Past performance (before and after taxes) should not be used to attempt to predict future performance. You may get updated performance information online at www.acfunds.com or by calling 800-345-4783.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates how the Core Equity Fund's results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund's Retail Shares performance from year to year and by showing how the average annual returns for one and five years of the Fund compare with those of an appropriate broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-345-4783
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.acfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) should not be used to attempt to predict future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Retail Shares)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Advance Capital I, Inc. Core Equity Fund Annual Returns Before Taxes for Retail Shares
Annual Return Caption [Text]	rr_AnnualReturnCaption	[CHART SHOWING ANNUAL RETURNS BEFORE TAXES 12/31 OF EACH YEAR 2008 - 2012]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Core Equity Fund's highest/lowest quarterly results for Retail Shares during this time were: Highest: +15.09% 3rd quarter 2009 Lowest: -24.28% 4th quarter 2008
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (%) For the Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown only for Retail Shares, and will vary for Institutional Shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After tax returns are shown only for Retail Shares, and will vary for Institutional Shares. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.
Core Equity Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
1 Year	rr_ExpenseExampleYear01	144
3 Years	rr_ExpenseExampleYear03	446
5 Years	rr_ExpenseExampleYear05	771
10 Years	rr_ExpenseExampleYear10	1,691
2008	rr_AnnualReturn2008	(34.35%)
2009	rr_AnnualReturn2009	33.19%
2010	rr_AnnualReturn2010	14.15%
2011	rr_AnnualReturn2011	(2.39%)
2012	rr_AnnualReturn2012	13.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.28%)
1 Year	rr_AverageAnnualReturnYear01	13.31%
5 Years	rr_AverageAnnualReturnYear05	2.00%
Core Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	638
10 Years	rr_ExpenseExampleYear10	1,409
1 Year	rr_AverageAnnualReturnYear01	13.47%
5 Years	rr_AverageAnnualReturnYear05	2.33%
Core Equity Fund | After taxes on distributions | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.04%
5 Years	rr_AverageAnnualReturnYear05	1.85%
Core Equity Fund | After taxes on distributions and sale of fund shares | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.65%
5 Years	rr_AverageAnnualReturnYear05	1.64%
Core Equity Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.99%
5 Years	rr_AverageAnnualReturnYear05	1.95%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCE CAPITAL I INC
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2013